Summary of Significant Accounting Policies (Details) - CNY (¥)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Line Items]
Deferred revenue	¥ 1,189,591	¥ 1,117,713
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Net of value added taxes at rates	1.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Net of value added taxes at rates	13.00%